LOANS AND PAYMENT PLAN RECEIVABLES, Loans Serviced for Others (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Quarter PSARate	Dec. 31, 2016 USD ($) PSARate	Dec. 31, 2015 USD ($)
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,816,437	$ 1,658,993
Custodial deposit accounts	$ 20,700	18,900
Maximum number of consecutive quarterly losses recorded for profitability requirement | Quarter	4
Percentage of decline in net worth during the period	30.00%
Maximum percentage of decline in net worth for one consecutive quarter	25.00%
Maximum percentage of decline in net worth for two consecutive quarters	40.00%
Highest level of capital, Amount	$ 2,500
Highest level of capital	0.25%
Analysis of capitalized mortgage loan servicing rights [Abstract]
Balance at beginning of period	$ 13,671	12,436	$ 12,106
Change in accounting (see note #1)	542	0	0
Balance at beginning of period, as adjusted	14,213	12,436	12,106
Originated servicing rights capitalized	4,230
Originated servicing rights capitalized		3,119	2,697
Amortization	0	(2,850)	(2,868)
Change in valuation allowance	0
Change in valuation allowance		966	501
Change in fair value due to price	(718)	0	0
Change in fair value due to pay downs	(2,026)	0	0
Balance at end of year		13,671	12,436
Balance at end of year	15,699
Valuation allowance	0	2,306	3,272
Loans sold and serviced that have had servicing rights capitalized	$ 1,815,668	$ 1,657,996	$ 1,643,086
Average coupon rate	4.17%	4.20%
Average servicing fee	0.258%	0.256%
Average discount rate	10.11%	10.07%
Average PSA Rate | PSARate	169	175
Fannie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 1,001,388	$ 944,703
Freddie Mac [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	637,204	622,885
Ginnie Mae [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	130,284	85,290
FHLB [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	47,527	6,031
Other [Member]
Mortgage loans serviced for others [Abstract]
Mortgage loans serviced	$ 34	$ 84